Plant Restructuring (table) (detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended			12 Months Ended			3 Months Ended					12 Months Ended
	Sep. 28, 2013	Jun. 29, 2013	Mar. 31, 2013	Dec. 29, 2012	Oct. 01, 2011	Jul. 02, 2011	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Oct. 01, 2011 Employee Severance [Member]	Jul. 02, 2011 Employee Severance [Member]	Mar. 31, 2014 Employee Severance [Member]	Mar. 31, 2013 Employee Severance [Member]	Mar. 31, 2012 Employee Severance [Member]	Sep. 28, 2013 Long Lived Asset Charges [Member]	Mar. 31, 2013 Long Lived Asset Charges [Member]	Dec. 29, 2012 Long Lived Asset Charges [Member]	Mar. 31, 2014 Long Lived Asset Charges [Member]	Mar. 31, 2013 Long Lived Asset Charges [Member]	Mar. 31, 2011 Long Lived Asset Charges [Member]	Sep. 28, 2013 Other Restructuring [Member]	Jun. 29, 2013 Other Restructuring [Member]	Mar. 31, 2013 Other Restructuring [Member]	Dec. 29, 2012 Other Restructuring [Member]	Oct. 01, 2011 Other Restructuring [Member]	Mar. 31, 2014 Other Restructuring [Member]	Mar. 31, 2013 Other Restructuring [Member]	Mar. 31, 2012 Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Balance		$ 1,501				$ 976	$ 1,501	$ 37	$ 976		$ 456	$ 20	$ 37	$ 456				$ 1,174	$ 0	$ 0		$ 307				$ 307	$ 0	$ 520
Plant Restructuring	347	154	987	2,510	(15)	54	501	3,497	39	(19)	54				341	109	1,107				6	154	878	1,403	4
Cash payment/write offs							(1,992)	(2,033)	(978)			(10)	(17)	(454)				(1,515)	(42)							(467)	(1,974)	(524)
Balance			$ 1,501				$ 10	$ 1,501	$ 37			$ 10	$ 20	$ 37		$ 1,174		$ 0	$ 1,174	$ 0			$ 307			$ 0	$ 307	$ 0